Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 11,063	$ 699
Other receivables	310	30
Restricted deposits	39	37
Total current assets	11,412	766
Property, plant and equipment, net	19	13
Total non-current assets	19	13
Total assets	11,431	779
Current liabilities:
Trade payables	39	55
Other payables	558	65
Total current liabilities	597	120
Non Current liabilities:
Liability in respect of warrants	1,828
Total non- current liabilities	1,828
Total liabilities	2,425	120
Shareholders’ equity:
Ordinary shares
Share premium and capital reserve	17,452	5,064
Accumulated deficit	(8,446)	(4,405)
Total shareholders’ equity	9,006	659
Total liabilities and shareholders’ equity	$ 11,431	$ 779